INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Statutory income tax rate (as a percent)		25.00%	25.00%	25.00%
Net operating loss carry forwards		$ 45,543	$ 55,745
PRC [Member]
Income Taxes [Line Items]
Statutory income tax rate (as a percent)		25.00%
Withholding income tax rate on dividends generated and payable by a foreign-invested enterprise in PRC to foreign non-resident enterprise investors (as a percent)		10.00%
PHILIPPINES
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Percent		30.00%
Foreign Tax Authority [Member] | Profit Slab One [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Percent	8.25%
Effective Tax Rate Terms And Conditions	profits tax rate for the first HKD 2 million
Foreign Tax Authority [Member] | Profit Slab Two [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Percent	16.50%
Effective Tax Rate Terms And Conditions	profits exceeding HKD 2 million
High and New Tech Enterprise [Member]
Income Taxes [Line Items]
Statutory income tax rate (as a percent)			15.00%